5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Exploration and Evaluation Assets and Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Exploration and Evaluation Assets and Expenses

	Portugal				Kosovo		Germany	Others	Total
	Alvalade	Covas	Alvito	Others	Slivovo	Others
Exploration and evaluation assets
Acquisition costs
As of January 1, 2017	$ 167,920	$ 71,289	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,479,204
Write-down of property during the year	-	(71,289)	-	-	-	-	-	-	(71,289)
As of December 31, 2017	$ 167,920	$ -	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,407,915

Mineral exploration expenses for the year ended December 31, 2017
Assaying	$ -	$ -	$ -	$ -	$ -	$ 34,110	$ -	$ -	$ 34,110
Concession fees and taxes	44,290	-	18,574	11,839	-	3,088	-	-	77,791
Depreciation	-	-	-	21,520	-	-	-	-	21,520
Geological salaries and consulting	98,544	98,520	527,082	278,198	-	73,176	-	-	1,075,520
Geology work	-	-	-	-	-	-	29,621	42,664	72,285
Insurance	347	-	814	5,090	-	-	-	-	6,251
Legal and accounting	-	-	16	155	-	13,500	-	-	13,671
Office and administrative fees	6,333	1,170	6,397	25,524	-	82,182	-	16,717	138,323
Rent	68,617	8,790	56,798	61,410	-	18,906	-	5,764	220,285
Site costs	2,474	552	19,811	8,848	-	3,625	-	1,392	36,702
Travel	2,067	450	25,606	5,692	-	6,976	-	5,564	46,355
Reimbursements from optionee	(5,259)	(109,482)	(655,098)	(10,356)	-	-	-	-	(780,195)
	$ 217,413	$ -	$ -	$ 407,920	$ -	$ 235,563	$ 29,621	$ 72,101	$ 962,618
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ -	$ 374,757
Concession fees and taxes	265,266	197,339	102,053	347,498	9,998	201,789	4	-	1,123,947
Depreciation	-	-	5,515	75,593	-	-	-	-	81,108
Drilling	-	-	-	-	1,180,217	-	-	-	1,180,217
Geological salaries and consulting	6,204,805	2,089,720	1,106,225	2,476,006	119,801	607,591	12,359	-	12,616,507
Geology work	-	-	-	32,377	891,582	402,515	223,619	125,314	1,675,407
Insurance	18,607	10,550	4,321	30,415	14,604	14,790	-	-	93,287
Legal and accounting	296	130	158	698	58,158	13,500	-	-	72,940
Office and administrative fees	200,173	25,321	31,920	184,699	80,149	98,692	5,255	58,878	685,087
Rent	430,279	49,068	113,089	292,176	28,694	67,239	-	20,422	1,000,967
Report	-	-	-	-	24,232	-	-	-	24,232
Site costs	161,127	57,655	44,518	97,571	185,074	193,600	-	8,865	748,410
Travel	225,720	56,738	57,098	107,596	60,107	21,373	-	14,771	543,403
Trenching and road work	-	-	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(7,369,789)	(2,420,199)	(1,069,865)	(243,481)	(2,834,986)	(45,158)	-	-	(13,983,478)
	$ 136,484	$ 66,322	$ 395,032	$ 3,401,148	$ 149,944	$ 1,641,867	$ 252,083	$ 228,250	$ 6,271,130

	Portugal				Kosovo		Germany	Others	Total
	Alvalade	Covas	Alvito	Others	Slivovo	Others
Exploration and evaluation assets
Acquisition costs
As of January 1, 2016	$ 167,920	$ 71,289	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,479,204
Additions during the year	-	-	-	-	-	-	-	-	-
As of December 31, 2016	$ 167,920	$ 71,289	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,479,204

Mineral exploration expenses for the year ended December 31, 2016
Assaying	$ -	$ -	$ -	$ -	$ (2,630)	$ 33	$ -	$ -	$ (2,597)
Concession fees and taxes	88,378	12,097	22,191	71,981	-	4,281	-	-	198,928
Depreciation	-	-	-	14,240	-	-	-	-	14,240
Drilling	-	-	-	-	(79,180)	-	-	-	(79,180)
Geological salaries and consulting	335,477	42,017	96,996	214,691	681	25,036	-	-	714,898
Geology work	-	-	-	-	(5,889)	-	-	38,580	32,691
Insurance	93	93	99	3,821	-	-	-	-	4,106
Legal and accounting	-	130	-	154	-	-	-	-	284
Office and administrative fees	6,251	1,608	1,421	24,830	6,699	(2,572)	-	20,809	59,046
Rent	30,164	8,798	7,888	38,075	725	3,341	-	5,418	94,409
Report	-	-	-	-	24,232	-	-	-	24,232
Site costs	53,462	425	2,103	13,606	-	-	-	2,166	71,762
Travel	1,211	2,014	1,313	15,190	628	2,599	-	2,104	25,059
Trenching and road work	-	-	-	-	-	-	-	-	-
Reimbursements from optionee	(515,036)	(67,182)	-	-	45,501	(45,158)	-	-	(581,875)
	$ -	$ -	$ 132,011	$ 396,588	$ (9,233)	$ (12,440)	$ -	$ 69,077	$ 576,003
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ -	$ -	$ 297,975	$ 31,826	$ 10,846	$ -	$ 340,647
Concession fees and taxes	220,976	197,339	83,479	335,659	9,998	198,701	4	-	1,046,156
Depreciation	-	-	5,515	54,073	-	-	-	-	59,588
Drilling	-	-	-	-	1,180,217	-	-	-	1,180,217
Geological salaries and consulting	6,106,261	1,991,200	579,143	2,197,808	119,801	534,415	12,359	-	11,540,987
Geology work	-	-	-	32,377	891,582	402,515	193,998	82,650	1,603,122
Insurance	18,260	10,550	3,507	25,325	14,604	14,790	-	-	87,036
Legal and accounting	296	130	142	543	58,158	-	-	-	59,269
Office and administrative fees	193,840	24,151	25,523	159,175	80,149	16,510	5,255	42,161	546,764
Rent	361,662	40,278	56,291	230,766	28,694	48,333	-	14,658	780,682
Report	-	-	-	-	24,232	-	-	-	24,232
Site costs	158,653	57,103	24,707	88,723	185,074	189,975	-	7,473	711,708
Travel	223,653	56,288	31,492	101,904	60,107	14,397	-	9,207	497,048
Trenching and road work	-	-	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(7,364,530)	(2,310,717)	(414,767)	(233,125)	(2,834,986)	(45,158)	-	-	(13,203,283)
	$ (80,929)	$ 66,322	$ 395,032	$ 2,993,228	$ 149,944	$ 1,406,304	$ 222,462	$ 156,149	$ 5,308,512